Intangible Assets, Net - Finite-lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 1,002	$ 0	$ 6,852	$ 0